Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-3

Collection Period	02/01/15-02/28/15
Determination Date	3/9/2015
Distribution Date	3/16/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$838,383,920.70
2.	Collections allocable to Principal				$23,644,597.61
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,130,139.10

5.	Pool Balance on the close of the last day of the related Collection Period				$813,609,183.99
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				53,162
7.	Initial Pool Balance				$1,000,000,011.82

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$5,353,617.18		$0.00
	b.	Class A-2 Note Balance	$330,000,000.00		$310,609,183.93
	c.	Class A-3 Note Balance	$330,000,000.00		$330,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$12,000,000.00		$12,000,000.00
	f.	Class C Note Balance	$22,500,000.00		$22,500,000.00
	g.	Class D Note Balance	$22,000,000.00		$22,000,000.00

	h.	Note Balance (sum a - g)	$833,353,617.18		$808,609,183.93
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0311257		0.0000000
	b.	Class A-2 Note Pool Factor	1.0000000		0.9412400
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8333536		0.8086092
10.	Overcollateralization Target Amount				$5,000,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.06
12.	Weighted Average Coupon			%	7.02%
13.	Weighted Average Original Term			months	65.62
14.	Weighted Average Remaining Term			months	55.29

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,753,747.24
	b.	Liquidation Proceeds allocable to Finance Charge			$2,039.08
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,755,786.32
16.	Principal:
	a.	Collections allocable to Principal			$23,644,597.61
	b.	Liquidation Proceeds allocable to Principal			$441,339.42
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$24,085,937.03

17.	Total Finance Charge and Principal Collections (15d + 16d)		$28,841,723.35
18.	Interest Income from Collection Account		$1,853.54
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$28,843,576.89

Available Funds

21.	Available Collections		$28,843,576.89
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$28,843,576.89

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$698,653.27
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$698,653.27

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$762.89
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$762.89
	e.	Class A-2 Monthly Interest	$151,250.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$151,250.00
	i.	Class A-3 Monthly Interest	$319,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$319,000.00
	m.	Class A-4 Monthly Interest	$160,745.83
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$160,745.83
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,400.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,400.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$42,937.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$42,937.50
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$51,150.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$51,150.00
34.	Quaternary Principal Distributable Amount		$19,744,433.19
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$21,189,332.68
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.06
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,755,786.32
	b.	Total Daily Deposits of Principal Collections	$24,085,937.03
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,853.54

	e.	Total Deposits to Collection Account (sum a - d)	$28,843,576.89
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$698,653.27
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,490,679.47
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,654,244.15

	f.	Total Withdrawals from Collection Account (sum a - e)	$28,843,576.89

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$762.89
	b.	Class A-2 Interest Distribution	$151,250.00
	c.	Class A-3 Interest Distribution	$319,000.00
	d.	Class A-4 Interest Distribution	$160,745.83
	e.	Class B Interest Distribution	$20,400.00
	f.	Class C Interest Distribution	$42,937.50
	g.	Class D Interest Distribution	$51,150.00
	h.	Class A-1 Principal Distribution	$5,353,617.18
	i.	Class A-2 Principal Distribution	$19,390,816.07
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$25,490,679.47
44.	Withdrawals
	a.	Class A-1 Distribution	$5,354,380.07
	b.	Class A-2 Distribution	$19,542,066.07
	c.	Class A-3 Distribution	$319,000.00
	d.	Class A-4 Distribution	$160,745.83
	e.	Class B Distribution	$20,400.00
	f.	Class C Distribution	$42,937.50
	g.	Class D Distribution	$51,150.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$25,490,679.47

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,654,244.15
	b.	Reserve Account surplus (Ln 55)	$183.15

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,654,427.30
46.	Withdrawals
	a.	Certificateholder Distribution	$2,654,427.30

	b.	Total Withdrawals from Certificate Payment Account	$2,654,427.30

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.03	$2,500,000.03
	b.	Note Balance	$808,609,183.93
48.	Required Reserve Account Amount		$2,500,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.03
50.	Investment Earnings		$183.15
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,183.18
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$183.15

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$698,653.27
60.	Amount to be deposited from the Collection Account into the Note Payment Account		$25,490,679.47
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,654,244.15
62.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$183.15
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$5,354,380.07
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$19,542,066.07
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$319,000.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$160,745.83
68.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,400.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account		$42,937.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account		$51,150.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,654,427.30

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$686,760.60
73.	Cumulative Net Losses			$2,878,079.20
74.	Cumulative Net Loss Percentage			0.2878%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	619	$9,953,531.94
	b.	61 to 90 days past due	182	$3,130,877.46
	c.	91 or more days past due	73	$1,307,745.01

	d.	Total Past Due (sum a - c)	874	14,392,154.41

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer